Fair Value of Financial Instruments and Derivative Instruments Asset Measured at Fair Value on a Non-Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net	$ 955,291,000	$ 942,876,000	$ 1,038,719,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge	0	91,293,000
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels, net			$ 178,468,000
Assets, fair value	$ 0	87,175,000
Fair Value, Measurements, Nonrecurring | M/V Panayiota K
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge		29,892,000
Fair Value, Measurements, Nonrecurring | M/V Panayiota K | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		21,600,000
Fair Value, Measurements, Nonrecurring | M/V Efrossini
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge		12,959,000
Fair Value, Measurements, Nonrecurring | M/V Efrossini | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		21,375,000
Fair Value, Measurements, Nonrecurring | M/V Venus History
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge		19,705,000
Fair Value, Measurements, Nonrecurring | M/V Venus History | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		23,750,000
Fair Value, Measurements, Nonrecurring | M/V Andreas K
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge		28,737,000
Fair Value, Measurements, Nonrecurring | M/V Andreas K | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value		$ 20,450,000